Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2012	2011	2010
Numerator:
Net income available to common shareholders	$75,205	$76,284	$52,294
Denominator:
Basic earnings per common share:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$4.88	$4.95	$3.45
Diluted earnings per common share	$4.88	$4.95	$3.45